Summary of Significant Accounting Policies - Summary of Dry-Docking Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Balance at beginning of the year	$ 3,010,689
Cost incurred for dry docking	14,609	$ 36,221	$ 19,020
Write down / sale of capitalized dry-dock expenditure	69,998	1,638	76,782
Balance at end of the year	4,348,535	3,010,689
Dry-docking Activity [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of the year	54,259	41,535	45,909
Cost incurred for dry docking	14,609	36,221	19,020
Dry-docking amortization relating to continuing operations	(23,863)	(22,682)	(22,559)
Dry-docking amortization relating to discontinued operations			(360)
Write down / sale of capitalized dry-dock expenditure	(2,183)	(815)	(475)
Balance at end of the year	$ 42,822	$ 54,259	$ 41,535